Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 1,008
2027	995
2028	888
2029	916
2030	916
Thereafter	2,560
Total operating lease payments	7,283
Less: imputed interest	2,568
Present value of lease liabilities	$ 4,715	$ 4,385